Segment reporting - Geographic information about the revenues (Details) - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Segment reporting
Total Revenue	$ 30,167,779	$ 30,841,875	$ 29,819,088
Revenue from China
Segment reporting
Total Revenue	28,473,342	28,735,306	27,146,942
Revenue from other countries
Segment reporting
Total Revenue	$ 1,694,437	$ 2,106,569	$ 2,672,146